CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
General and administrative costs	$ 18,571	$ 2,213,588
Advisory Fee	0	6,900,000
Loss from operations	(18,571)	(9,113,588)
OTHER INCOME
Initial loss on PIPE Subscription Agreements liability		(15,582,052)
Change in fair value of PIPE Subscription Agreements liability		307,964
Interest earned on marketable securities held in Trust Account	0	7,892,295
Total other income	0	(7,381,793)
NET LOSS	$ (18,571)	$ (16,495,381)
Class A Ordinary Shares
OTHER INCOME
Weighted average shares outstanding (in Shares)		19,156,164
Basic net loss per Ordinary Share		$ (0.67)
Weighted average shares outstanding (in Shares)		19,156,164
Diluted net loss per Ordinary Share		$ (0.66)
Class B Ordinary Shares
OTHER INCOME
Weighted average shares outstanding (in Shares)	5,000,000	5,624,658
Basic net loss per Ordinary Share	$ 0	$ (0.67)
Weighted average shares outstanding (in Shares)	5,000,000	5,750,000
Diluted net loss per Ordinary Share	$ 0	$ (0.66)